Acquisitions - Schedule of Number of Shares of Class A Common Stock Issued (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Holicity Inc
Business Combination Segment Allocation [Line Items]
Business combination share issued	29,989,019	29,989,019
Holicity Inc | Common Class A [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued	198,090,903	198,090,903
Holicity Inc | Private Placement Warrants [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued	20,000,000	20,000,000
Holicity Inc | Private Placement Warrants [Member] | Business Combination [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued	57,489,019	57,489,019
Holicity Inc | Founder
Business Combination Segment Allocation [Line Items]
Business combination share issued	7,500,000	7,500,000
Holicity Inc | Founder | Common Class A [Member]
Business Combination Segment Allocation [Line Items]
Business combination share issued	37,489,019	37,489,019
Astra Space Operations Inc | Pre Combination
Business Combination Segment Allocation [Line Items]
Business combination share issued	140,601,884	140,601,884